OMB APPROVAL
                                                   ----------------------------
                                                   OMB Number:        3235-0578
                                                   Expires:        May 31, 2007
                                                   Estimated average burden
                                                   hours per response.....21.09
                                                   ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number -  811-21675

                                    WY Funds
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               3434 Colwell Avenue

                                    Suite 100

                                 Tampa, FL 33614
    -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355
-----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-329-2673

Date of fiscal year end:  12/31/2006

Date of reporting period: 9/30/2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
CORE Fund

                                                                Principal
                                                                  Amount        Value
                                                               -----------  ------------
MUNICIPAL BONDS - 5.55%
Florida - 3.75%
Citizens Property Insurance Corp.
    5.29%, 07/01/2026 (a)                                        8,000,000     8,000,000
                                                                            ------------
Massachuetts - 1.80%
Massachusetts Educational Financing Authority
    5.29%, 01/01/2036 (a)                                        3,850,000     3,850,000
                                                                            ------------
TOTAL MUNICIPAL BONDS (Cost $11,850,000)                                      11,850,000
                                                                            ------------


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 84.97%
FHLB - 54.45%
    4.36%, 03/30/2007 (a)                                        1,575,000     1,571,592
    4.375%, 12/19/2008 (a)                                       4,300,000     4,269,900
    4.50%, 02/18/2010 (a)(b)                                    10,000,000     9,995,000
    4.75%, 03/16/2010 (a)                                        2,000,000     1,993,582
    4.505%, 11/06/2007 (a)(b)                                   20,000,000    19,950,440
    4.57%, 05/11/2007 (a)(b)                                    15,000,000    14,982,525
    4.58%, 02/22/2007 (a)                                        4,000,000     3,996,060
    4.83%, 04/05/2007 (a)(b)                                     5,000,000     4,995,780
    5.00%, 02/09/2007                                            5,000,000     4,989,995
    5.00%, 11/27/2006                                            5,000,000     4,996,890
    5.10%, 03/06/2008                                            3,000,000     3,003,888
    5.125%, 11/17/2006                                           3,000,000     2,999,064
    5.15%, 12/15/2006                                            6,000,000     5,997,252
    5.375%, 11/29/2006 to 03/14/2008                            15,000,000    15,004,600
    5.40%, 03/19/2010                                            5,000,000     4,998,565
    5.50%, 02/21/2008                                            5,000,000     4,999,825
    5.50%, 02/28/2007                                            5,000,000     5,002,965
    5.75%, 01/17/2008                                            2,500,000     2,504,455
                                                                            ------------
                                                                             116,252,378
                                                                            ------------

FHLMC - 12.85%
    Pool 1B1691, 3.345%, 05/01/2034 (a)                          2,296,003     2,297,342
    Pool 780242, 5.296%, 02/01/2033 (a)                            808,208       830,525
    Pool 780346, 3.552%, 03/01/2033 (a)                          1,169,515     1,196,918
    Pool 781955, 4.091%, 05/01/2034 (a)                          1,807,638     1,838,381
    Pool C90580, 6.00%, 09/01/2022                                 448,447       455,007
    Pool M80692, 6.50%, 07/01/2008                                  74,098        74,397
    Pool M80718, 5.00%, 01/01/2009                                 623,442       619,281
    Pool M80739, 6.00%, 03/01/2009                                 143,941       144,479
    Pool M80753, 6.50%, 05/01/2009                                  88,130        88,489
    Pool M80828, 4.00%, 07/01/2010                                 565,808       545,142
    Pool M90727, 6.00%, 05/01/2007                                  36,487        36,512
    Pool M90747, 5.50%, 08/01/2007                                 110,827       110,569
    Pool M90748, 5.00%, 08/01/2007                                 782,196       777,295
    Pool M90754, 5.00%, 09/01/2007                               1,724,231     1,713,425
    Pool M90777, 4.50%, 01/01/2008 (a)                           1,651,846     1,637,627
    Pool M90779, 5.50%, 11/01/2007                                 382,039       381,151
    Pool M90805, 4.50%, 04/01/2008                                 636,562       630,503
    Pool M90818, 4.00%, 06/01/2008                                 348,614       343,516
    Pool M90819, 4.50%, 06/01/2008                                 272,093       269,350
    Pool M90836, 5.00%, 06/01/2008                                 437,948       434,446
    Series 2513, 5.00%, 10/15/2015                                 153,169       152,601
    Series 2581, 4.00%, 02/15/2017                                 781,298       760,458
    Series 2613, 4.50%, 10/15/2013                                 541,173       536,778
    Series 2705, 4.50%, 02/15/2023                                 972,775       963,759
    Series 2712, 4.50%, 02/15/2012                               1,043,545     1,032,078
    Series 410924, 6.249%, 05/01/2035                              858,249       876,902
    Series 410926, 4.201%, 07/01/2035                            1,375,161     1,402,256
    Series M80765, 5.00%, 08/01/2009                               305,380       303,342
    Series MTN, 5.02%, 03/07/2007                                3,000,000     2,994,231
    Series MTN1, 3.50%, 11/17/2006                               4,000,000     3,991,068
                                                                            ------------
                                                                              27,437,828
                                                                            ------------

FNMA - 15.62%
    4.00%, 10/16/2006 to 12/14/2006                              6,000,000     5,990,421
    5.00%, 01/15/2007                                            5,000,000     4,995,330
    5.50%, 08/08/2008                                           10,000,000    10,008,080
    5.65%, 04/10/2013                                            4,000,000     4,028,000
    Pool 190609, 7.00%, 02/01/2014                                 283,323       293,470
    Pool 252268, 5.50%, 01/01/2009                                 207,518       206,987
    Pool 254631, 5.00%, 02/01/2018                                 871,739       859,818
    Pool 735529, 4.415%, 08/01/2034 (a)                          1,502,504     1,484,552
    Pool 754624, 5.012%, 11/01/2033 (a)                          1,339,338     1,380,486
    Pool 768359, 4.426%, 12/01/2033 (a)                            454,869       450,078
    Pool 832922, 4.809%, 09/01/2035 (a)                            659,409       669,693
    Series 1, 3.50%, 12/22/2006                                  1,000,000       995,975
    Series 1, 3.75%, 11/09/2007 (a)                              2,000,000     1,989,838
                                                                            ------------
                                                                              33,352,728
                                                                            ------------

GNMA - 2.05%
    Pool 80701, 5.375%, 06/20/2033 (a)                             845,181       849,986
    Pool 80728, 5.00%, 08/20/2033 (a)                              298,323       302,209
    Pool 80825, 5.50%, 02/20/2034 (a)                              413,836       417,838
    Pool 80965, 4.50%, 07/20/2034 (a)                            1,342,565     1,339,713
    Series 2003-110, 5.00%, 05/20/2029                           1,470,930     1,457,971
                                                                            ------------
                                                                               4,367,717
                                                                            ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $181,735,853)               181,410,651
                                                                            ------------


SHORT TERM INVESTMENTS - 8.95%
Commercial Paper - 4.68%
Ebury Finance LLC, n/a, 10/06/06                               $10,000,000  $  9,994,133
                                                                            ------------

Money Market Funds - 3.97%
Reserve Primary Fund - 5.28% (a)                                 8,484,375     8,484,375
                                                                            ------------

U.S. Government - 0.30%
U.S. Treasury Bill, 4.97%, 07/27/2006                              650,000       640,982

TOTAL SHORT TERM INVESTMENTS (Cost $19,119,490)                               19,119,490
                                                                            ------------
Total Investments  (Cost $212,705,344) - 99.47%                              212,380,141
Cash and other assets less liabilities, Net 0.53%                              1,126,044
                                                                            ------------
TOTAL NET ASSETS - 100.00%                                                  $213,506,185
                                                                            ============


                                      Future Contracts

                                                    Number of Contracts       Fair Value
                                                    -------------------     ------------
FUTURE CONTRACTS -  0.00%
U.S. 10 Year Treasury Note dated 12/29/2006 at 6.00%            (100)       $    (16,000)
                                                                            ------------
TOTAL FUTURE CONTRACTS                                                      $    (16,000)

                                                                            ------------
Total Future Contracts                                                      $    (16,000)
                                                                            ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

      Cost of        Gross Unrealized    Gross Unrealized    Net Unrealized
    Investments        Appreciation        Depreciation       Gain/(Loss)
--------------------------------------------------------------------------------
     212,705,334          173,391            (514,594)         (341,203)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a) Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2006.

(b) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2006 is $49,923,745, which represents 23.38% of the total net assets.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds


By: /s/ Mitchell York
    ---------------------------------
        Mitchell York, President/ Principal Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell York
    ---------------------------------
        Mitchell York, President/ Principal Executive Officer

Date: November 27, 2006


By: /s/ M. Brent Wertz
    ---------------------------------
        M. Brent Wertz, Treasurer/ Principal Financial Officer

Date: November 27, 2006